Offerings - Offering: 1	Oct. 16, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	69,073,650
Proposed Maximum Offering Price per Unit	29.31
Maximum Aggregate Offering Price	$ 2,024,548,681.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 279,590.17
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 covers any additional shares of the registrant’s common stock that become issuable as a result of any stock split, stock dividend, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the registrant’s outstanding shares of common stock.

Represents shares of the registrant’s common stock issuable under the Fermi Inc. 2025 Long-Term Incentive Plan (the “2025 LTIP”).

Estimated pursuant to Rule 457 under the Securities Act solely for purposes of calculating the registration fee. The price is calculated on the basis of the average of the high and low prices of the registrant’s shares of common stock on October 14, 2025, as reported on The Nasdaq Stock Market LLC.